GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Payroll and related expenses	1,756	1,748	1,342
Share-based payments to service providers	215	268	128
Professional services	1,340	1,207	926
Directors’ fees and insurance	405	494	348
Travel expenses	8	—	14
Rent and office maintenance	175	212	146
Other	90	51	101
	3,989	3,980	3,005